Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax expense
Presented in the table below are the components of income tax expense for the years ended December 31:

	2025	2024	2023
Current income taxes:
State	$25	$16	$16
Federal	151	136	28

Total current income taxes	$176	$152	$44

Deferred income taxes:
State	$36	$53	$44
Federal	100	104	165
Amortization of deferred investment tax credits	(1)	(1)	(1)

Total deferred income taxes	135	156	208

Provision for income taxes	$311	$308	$252

Schedule of reconciliation of income tax expense
Presented in the table below is a reconciliation between the statutory federal tax rate and the Company’s effective tax rate for the years ended December 31:

	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
U.S. federal statutory tax rate	$299	21.0%	$285	21.0%	$251	21.0%
State and local income taxes, net of federal income tax effect (a)	48	3.4%	54	4.0%	48	4.0%
Nontaxable or nondeductible items	5	0.4%	5	0.3%	4	0.3%
Change in unrecognized tax benefits	(8)	(0.6)%	2	0.2%	3	0.2%
Other adjustments:
Excess accumulated deferred income taxes	(39)	(2.8)%	(37)	(2.7)%	(51)	(4.2)%
Other	6	0.5%	(1)	(0.1)%	(3)	(0.2)%

Effective tax rate	$311	21.9%	$308	22.7%	$252	21.1%

(a)
The states that made up the majority (greater than 50 percent) of the tax effect in this category were: (i) for 2025, Pennsylvania and Illinois, (ii) for 2024, Pennsylvania and California, and (iii) for 2023, Pennsylvania and Illinois.

Schedule of Disaggregation of Income Taxes Paid, Net of Refunds Received
Presented in the table below is the disaggregation of income taxes paid (refunds received), net of refunds received of $29 million, $5 million and $30 million in 2025, 2024 and 2023, respectively, for the years ended December 31:

	2025	2024	2023
Federal	$185	$—	$12
State	5	(5)	(12)

Total	$190	$(5)	$—

Income taxes paid (net of refunds received) exceeded 5% of total income taxes paid (net of refunds received) in the following states for the years ended December 31:

	2025	2024		2023
State:
Iowa	*		$(1)	*
Kentucky	*		$(2)	*
Massachusetts	*		*	$(2)
New Jersey	*		*	$(23)
Pennsylvania	*		$(1)	$13
Tennessee	*		*	$1

(*)	Jurisdiction below the threshold for the period presented.

Schedule of net deferred tax liability
Presented in the table below are the components of the net deferred tax liability as of December 31:

	2025	2024
Deferred tax assets:
Advances and contributions	$519	$493
Tax losses and credits	215	128
Regulatory income tax assets	161	181
Pension and other postretirement benefits	31	64
Other	166	163

Total deferred tax assets	1,092	1,029

Valuation allowance	(9)	(8)

Total deferred tax assets, net of allowance	$1,083	$1,021

Deferred tax liabilities:
Property, plant and equipment	$4,021	$3,553
Deferred pension and other postretirement benefits	75	86
Other	157	244

Total deferred tax liabilities	4,253	3,883

Total deferred tax liabilities, net of deferred tax assets	$(3,170)	$(2,862)

Schedule of gross liability excluding interest and penalties for unrecognized tax benefits
Presented in the table below are the changes in gross liability, excluding interest and penalties, for unrecognized tax benefits:

Amount
Balance as of January 1, 2023	$158
Increases in current period tax positions	27
Decreases in prior period measurement of tax positions	(37)

Balance as of December 31, 2023	$148
Increases in current period tax positions	34
Increases in prior period measurement of tax positions	21

Balance as of December 31, 2024	$203
Increases in current period tax positions	31
Decreases in prior period measurement of tax positions	(118)

Balance as of December 31, 2025	$116

Schedule of changes in valuation allowance
Presented in the table below are the changes in the valuation allowance:

Amount
Balance as of January 1, 2023	$11
Increases in valuation allowance	—

Balance as of December 31, 2023	$11
Decreases in valuation allowance	(3)

Balance as of December 31, 2024	$8
Increases in valuation allowance	1

Balance as of December 31, 2025	$9